Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2022
Deferred tax assets and liabilities
Deferred tax assets and liabilities

18.  Deferred tax assets and liabilities

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities at 31 December 2022 and 2021 are attributable to the following:

	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
Property, plant and equipment and intangible assets	656,127	742,489	(7,594,619)	(8,499,580)	(6,938,492)	(7,757,091)
Derivative instruments	30,228	10,157	(547,459)	(859,238)	(517,231)	(849,081)
Reserve for employee termination benefits and provisions	455,742	387,096	(7,746)	(31,666)	447,996	355,430
Trade and other payables	43,771	74,097	(79,224)	(2,305)	(35,453)	71,792
Tax losses carried forward	2,313,498	1,898,763	—	—	2,313,498	1,898,763
Tax allowances	96,978	101,671	(661)	(2,967)	96,317	98,704
Other assets and liabilities (*)	996,285	938,530	(161,281)	(222,411)	835,004	716,119
Deferred tax assets/(liabilities)	4,592,629	4,152,803	(8,390,990)	(9,618,167)	(3,798,361)	(5,465,364)
Offsetting	(2,934,339)	(1,846,236)	2,934,339	1,846,236	—	—
Net deferred tax assets/(liabilities)	1,658,290	2,306,567	(5,456,651)	(7,771,931)	(3,798,361)	(5,465,364)
(*)	Mainly comprises of loans, bonds, prepaid expenses and lease liabilities’ deferred tax effects.

Movement in deferred tax assets/ (liabilities) for the years ended 31 December 2022 and 2021 were as follows:

	2022	2021
Opening balance, net	(5,465,364)	(6,161,065)
Income statement charge	2,147,409	608,011
Tax charge relating to components of other comprehensive income	180,316	(395,586)
Acquisition through business combinations	—	(80,090)
Inflation adjustment	(706,675)	(376,795)
Exchange differences	45,953	940,161
Closing balance, net	(3,798,361)	(5,465,364)

The Group did not recognize deferred income tax assets of TL 1,398,834 (31 December 2021: TL 1,714,727) in respect of tax losses amounting to TL 7,270,241 (31 December 2021: TL 9,065,459) that can be carried forward against future taxable income. The unused tax losses were incurred mainly by BeST.

18.  Deferred tax assets and liabilities (continued)

Unused tax losses will expire at the following dates:

Expiration Date	Amount
2023	483,247
2024	826,727
2025	2,903,840
2026	227,219
2027	1,849,040
2028	411,144
2030	182,827
2031	227,175
Indefinite	159,022
Total	7,270,241